EARNINGS PER ORDINARY SHARE - Earnings per ordinary share (Details) - $ / shares shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Basic weighted number of shares	872	877	875
Dilutive impact of share options outstanding	1	1	2
Diluted weighted average number of shares	873	878	877
Earnings per ordinary share
Basic	$ 0.255	$ 0.598	$ 0.513
Diluted	0.255	0.597	0.512
Adjusted, Basic	0.818	0.809	0.646
Adjusted, Diluted	$ 0.816	$ 0.808	$ 0.644